additional statement of cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
additional statement of cash flow information
Schedule of operating activities and investing activities

Years ended December 31 (millions)	Note	2025	2024
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Current
Accounts receivable		$(41)	$(54)
Inventories		147	(145)
Contract assets		8	(20)
Costs incurred to obtain or fulfill contracts with customers	20	(47)	(69)
Prepaid maintenance and other		(8)	(12)
Unrealized change in held for trading derivatives	4(h)	(2)	24
Accounts payable and accrued liabilities		(113)	307
Income and other taxes receivable and payable, net		(39)	41
Advance billings and customer deposits	24	(9)	46
Provisions	25	35	(92)
		(69)	26
Non-current
Contract assets		51	(22)
Unbilled customer finance receivables		44	7
Unrealized change in held for trading derivatives	4(h)	44	211
Costs incurred to obtain or fulfill contracts with customers	20	(69)	(83)
Prepaid maintenance		1	7
Refundable security deposits and other		(15)	(22)
Provisions	25	(110)	(131)
Contract liabilities	24, 27	20	27
Other post-employment benefit liabilities		12	10
Other long-term liabilities		(14)	(9)
		(36)	(5)
		$(105)	$21

INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment	17	$(2,728)	$(2,639)
Intangible assets subject to amortization	18	(1,025)	(1,048)
		(3,753)	(3,687)
Additions arising from leases	17	1,170	1,015
Additions arising from non-monetary transactions		17	37
Capital expenditures [1]	5	(2,566)	(2,635)
Effect of asset retirement obligations		80	2
		(2,486)	(2,633)
Other non-cash items included above
Change in associated non-cash investing working capital		51	(115)
Non-cash change in asset retirement obligation		(80)	(2)
		(29)	(117)
		$(2,515)	$(2,750)

1Includes capital expenditures of $17 (2024 – $NIL) in respect of our Terrion subsidiary (see Note 28(b)).

Schedule of changes in liabilities arising from financing activities

		Year ended December 31, 2024					Year ended December 31, 2025
		Statement of cash flows		Non-cash changes			Statement of cash flows		Non-cash changes
				Foreign					Foreign
	Balance as		Redemptions,	exchange		Balance as at		Redemptions,	exchange		Balance as at
	at January 1,	Issued or	repayments or	movement		December 31,	Issued or	repayments or	movement		December 31,
(millions)	2024	received	payments	(Note 4(i))	Other	2024	received	payments	(Note 4(i))	Other	2025
Dividends payable to holders of Common Shares	$550	$—	$(2,259)	$—	$2,314	$605	$—	$(2,488)	$—	$2,532	$649
Dividends reinvested in shares from Treasury	—	—	697	—	(697)	—	—	860	—	(860)	—
	$550	$—	$(1,562)	$—	$1,617	$605	$—	$(1,628)	$—	$1,672	$649
Purchase of Common Shares for cancellation	$—	$—	$—	$—	$—	$—	$—	$(40)	$—	$40	$—
Short-term borrowings	$104	$1,040	$(263)	$41	$—	$922	$411	$(352)	$(61)	$—	$920
Net-settled derivatives used to manage currency risk arising from U.S. dollar-denominated short-term borrowings – liability (asset)	—	63	(15)	(46)	—	2	29	(75)	44	—	—
	$104	$1,103	$(278)	$(5)	$—	$924	$440	$(427)	$(17)	$—	$920
Long-term debt
TELUS Corporation senior notes	$20,301	$2,500	$(1,100)	$378	$(2)	$22,077	$—	$(3,348)	$(226)	$(312)	$18,191
TELUS Corporation commercial paper	1,021	3,601	(3,300)	82	—	1,404	3,573	(3,931)	(94)	—	952
TELUS Corporation credit facilities	1,144	—	(1,144)	—	—	—	770	(764)	(6)	—	—
Other (unsecured)	—	—	—	—	—	—	301	—	(6)	—	295
TELUS Communications Inc. debentures	200	—	—	—	—	200	—	(200)	—	—	—
TELUS Corporation junior subordinated notes	—	—	—	—	—	—	7,328	—	(16)	(62)	7,250
TELUS International (Cda) Inc. credit facility	1,781	354	(587)	152	3	1,703	801	(2,459)	(57)	12	—
Other (secured)	288	—	(70)	—	370	588	—	(168)	—	117	537
Lease liabilities	2,614	—	(661)	24	905	2,882	—	(746)	9	1,169	3,314
Derivatives used to manage currency risk arising from U.S. dollar- denominated long-term debt – liability (asset)	189	3,377	(3,333)	(499)	198	(68)	4,008	(4,023)	406	(252)	71
	27,538	9,832	(10,195)	137	1,474	28,786	16,781	(15,639)	10	672	30,610
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(3,377)	3,377	—	—	—	(4,008)	4,008	—	—	—
	$27,538	$6,455	$(6,818)	$137	$1,474	$28,786	$12,773	$(11,631)	$10	$672	$30,610